Income Tax (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax
Tax operating loss carry forwards	$ 14,298,098	$ 10,644,703
Deemed distribution to E-House associated with tax liability	571,227	2,381,799	1,747,590
PRC
Income Tax
Undistributed earnings	190,348,634
Provision for Chinese dividend withholding taxes	0
Preferential withholding tax rate (as a percent)	5.00%
PRC | Minimum
Income Tax
Deferred income tax liability for the undistributed earnings	9,517,432
Withholding income tax rate for dividends distributed (as a percent)	5.00%
PRC | Maximum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 19,034,863
Withholding income tax rate for dividends distributed (as a percent)	10.00%